DERIVATIVES AND HEDGING ACTIVITES	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITES
NOTE 8:          DERIVATIVES AND HEDGING ACTIVITES

The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,
	Balance sheet	2015	2016

Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$242	$125
	''Accrued expenses and other liabilities''	214	84
	''Accumulated other comprehensive income''	-	36

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	-	$20

Cross currency SWAP	''Prepaid expenses and other current assets''	$366	$973

The decrease in unrealized gains recognized in accumulated other comprehensive income on derivatives, is as follows:

	December 31,
	2015	2016

Option contracts	$206	$175

The net losses reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Year ended December 31,	Statement of Income item	Year ended December 31,
	2016		2014	2015	2016
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$36	"Operating expenses"	$(62)	$178	$167

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts		"Financial expenses"	125	(175)	(16)
SWAP		"Financial expenses"	-	225	608

Total	$36		$63	$228	$759